Document And Entity Information	May 16, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2022
Entity Registrant Name	Greenidge Generation Holdings Inc.
Entity Central Index Key	0001844971
Entity Emerging Growth Company	true
Entity File Number	001-40808
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	135 Rennell Drive, 3rd Floor
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
City Area Code	(203)
Local Phone Number	718-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Senior Note [Member]
Document Information [Line Items]
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	GREE
Security Exchange Name	NASDAQ